Interest charges and related fees	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Interest charges and related fees
16 Interest charges and related fees

	2021	2020	2019

Subordinated loans	110	110	88

Trust pass-through securities	8	9	8

Borrowings	153	194	252

Other	65	191	164

Total	335	505	513

Included in interest charges and related fees:

Interest charges accrued on financial liabilities not carried at fair value through profit or loss	210	232	298
Other includes interest charges on short term borrowings and bank fees.

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees	6 Interest charges and related fees

	2021	2020

Subordinated borrowings	68	67

Borrowings	54	50

Other	8	8

Total	129	126